================================================================================

                                 UNITED STATES
                       SECURITIES AND EXHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuveen Investment Solutions, Inc.
Address: 333 W. Wacker Dr., 30th Floor
         Chicago, IL 60606

13F File Number:  145-6515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mary E. Keefe
Title: Vice President and Chief Compliance Officer
Phone: 312-917-7700

Signature, Place, and Date of Signing:


/s/ Mary E. Keefe           Chicago, IL                May 11, 2011
---------------------       -------------------        ------------------
[Signature]                    [City, State]           [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]
None

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $33,342
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File #    Name
1    028-11405          Nuveen Investments, Inc.


                                             -TITLE                                         INVSTMT      --VOTING
                                               OF               VALUE   SHARES/  SH/ PUT/   DSCRETN     AUTHORITY--
                 NAME OF ISSUER              CLASS-  --CUSIP--  X$1000  PRN AMT  PRN CALL  -MANAGERS-      SOLE        SHARED  NONE
D    GUGGENHEIM FRONTIER MKTS                com     18383Q838     736    33370  sh        sole               33370
D    ISHARES COMEX GOLD TRUST                com     464285105    2638   188290  sh        sole              188290
D    ISHARES BARCLAYS US TIPS FUND           com     464287176    1654    15150  sh        sole               15150
D    ISHARES BARCLAYS 7-10 YR TSY BF FD      com     464287234    1096    11780  sh        sole               11780
D    ISHARES BARCLAYS 1-3 YR TSY BD FD       com     464287440    7140    85250  sh        sole               85250
D    ISHARES BARCLAY AGENCY BOND ETF         com     464287457    2013    18410  sh        sole               18410
D    ISHARES S&P NATIONAL MUNI BOND FUND     com     464287739    2396    24090  sh        sole               24090
D    ISHARES BARCLAYS CREDIT BOND            com     464288166      26      250  sh        sole                 250
D    ISHARES BARCLAYS 10-20YR TREASURY BD F  com     464288414     144     1290  sh        sole                1290
D    ISHARES BARCLAYS 3-7 YR TSY BD FD       com     464288661    2740    24000  sh        sole               24000
D    ISHARES MSCI EAFE GROWTH INDEX FUND     com     464288885    1072    17230  sh        sole               17230
D    I SHARES 10+ YEAR CREDIT BOND ETF       com     464289511      26      500  sh        sole                 500
D    PIMCO FOREIGN BOND FUND                 com     722005220    4856   455535  sh        sole          455534.958
D    SPDR S&P EMERGING MID EAST & AFRICA     com     78463X806     738     9818  sh        sole                9818
D    SPDR BARCLAYS CAPITAL CONV SECS ETF     com     78464A359    1261    29910  sh        sole               29910
D    SPDR BARCLAYS CAP LT CREDIT BD FD ETF   com     78464A367      25      720  sh        sole                 720
D    VANGUARD EMERGING MARKETS ETF VWO       com     78464A672    2493    50970  sh        sole               50970
D    VANGUARD REIT ETF                       com     922042858    2288    39100  sh        sole               39100